EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE	EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share
Basic earnings/(loss) per share is calculated by dividing net income/(loss) attributable equity holders of the Company by the weighted-average number of ordinary shares outstanding. The disclosed earnings/(loss) per share calculations have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split that was effected immediately prior to the IPO. Refer to Note 18. Shareholders’ Equity for additional information.
Diluted earnings/(loss) per share
Diluted earnings per share is calculated by dividing net income/(loss) attributable to equity holders of the Company by the weighted-average number of ordinary shares outstanding during the year plus the weighted-average number of dilutive potential ordinary shares relating to unvested shares of RSUs, PSUs, and unvested and vested share options.
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	For the year ended December 31,
In millions (except for share and earnings/(loss) per share information)	2025	2024	2023
Net income/(loss) attributable to equity holders of the Company	$427.4	$72.6	$(208.6)
Basic weighted-average number of ordinary shares	555,606,734	498,029,143	384,499,607
Weighted-average dilutive impact of options, RSUs, and PSUs	7,468,959	3,716,002	—
Diluted weighted-average number of ordinary shares	563,075,693	501,745,145	384,499,607
Earnings/(Loss) per share
Basic	$0.77	$0.15	$(0.54)
Diluted	$0.76	$0.14	$(0.54)
Potentially dilutive shares outstanding of 23,810 and 204,579 for the years ended December 31, 2025 and 2024, respectively, related to restricted share units and stock options were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive.
In addition, potentially dilutive shares outstanding of 3,848,351 and 5,528,932 as of December 31, 2025 and 2024, respectively, related to unvested performance share units and stock options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.
For the year ended December 31, 2023, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to unvested share options were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive. The weighted average potentially dilutive shares excluded were 3,854,165 for the year ended December 31, 2023.